Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
UK corporation tax on profit for the year	£ 120	£ 265	£ 408
Adjustments in respect of prior years	(24)	(25)	(20)
Total current tax	96	240	388
Deferred tax:
Charge for the year	34	46	16
Adjustments in respect of prior years	4	(7)	(5)
Total deferred tax	38	39	11
Tax on profit	£ 134	£ 279	£ 399